Catalyst Systematic Alpha Fund

A series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for Catalyst Systematic Alpha Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, on November 2, 2017, (SEC Accession No. 0001580642-17-005866).